NET INCOME (LOSSES) PER SHARE ("EPS") (Tables)	6 Months Ended
Jun. 30, 2025
NET INCOME (LOSSES) PER SHARE ("EPS")
Summary of computation of basic and diluted net income per share

	For the six months ended June 30,
	2024		2025
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net income (loss) from continuing operations	820,232	438,282	(134,108,988)	(70,989,149)
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	136.58	72.98	137.87	72.98
Basic EPS	0.01	0.01	(0.97)	(0.97)

	For the six months ended June 30,
	2024		2025
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net income (loss) from continuing operations	851,360	407,154	(134,108,988)	(70,989,149)
Reallocation of net income as a result of conversion of Class B to Class A shares	407,154	—	(70,989,149)	—
Net income (loss) from continuing operations for diluted EPS	1,258,514	407,154	(205,098,137)	(70,989,149)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	136.58	72.98	137.87	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98	—	72.98	—
“Adjustments for dilutive share options (millions of shares)”	16.02	—	—	—
Number of shares used for diluted EPS computation	225.58	72.98	210.85	72.98
Diluted EPS	0.01	0.01	(0.97)	(0.97)

	For the six months ended June 30,
	2024		2025
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net income (loss) from discontinued operations	15,071,798	8,053,447	(106,234,781)	(56,234,237)
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	136.58	72.98	137.87	72.98
Basic EPS	0.11	0.11	(0.77)	(0.77)

	For the six months ended June 30,
	2024		2025
	Class A	Class B	Class A	Class B
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net income (loss) from discontinued operations	15,643,729	7,481,516	(106,234,781)	(56,234,237)
Reallocation of net income as a result of conversion of Class B to Class A shares	7,481,516		(56,234,237)
Net income (loss) from discontinued operations for diluted EPS	23,125,245	7,481,516	(162,469,018)	(56,234,237)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	136.58	72.98	137.87	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98		72.98
“Adjustments for dilutive share options (millions of shares)”	16.02
Number of shares used for diluted EPS computation	225.58	72.98	210.85	72.98
Diluted EPS	0.10	0.10	(0.77)	(0.77)